Exhibit 99.7 Schedule 1

Data Compare
Run Date - 02/03/2025 12:51:57 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1619405	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	QM	Non-QM